UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Name of Fund: Dow 30SM Enhanced Premium & Income Fund Inc. (DPO)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Dow 30SM Enhanced Premium &

            Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Dow 30SM Enhanced Premium & Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 9.4%	Boeing Co.	189,150	$13,734,181
	United Technologies Corp.	189,150	13,923,332

			27,657,513
Beverages - 3.6%	The Coca-Cola Co.	189,150	10,403,250
Chemicals - 2.4%	E.I. du Pont de Nemours & Co.	189,150	7,043,946
Communications Equipment - 1.7%	Cisco Systems, Inc. (a)	189,150	4,923,574
Computers & Peripherals - 11.7%	Hewlett-Packard Co.	189,150	10,053,322
	International Business Machines Corp.	189,150	24,258,488

			34,311,810
Consumer Finance - 2.7%	American Express Co.	189,150	7,804,329
Diversified Financial Services - 4.0%	Bank of America Corp. (b)	189,150	3,376,327
	JPMorgan Chase & Co.	189,150	8,464,463

			11,840,790
Diversified Telecommunication Services - 3.7%	AT&T Inc.	189,150	4,887,636
	Verizon Communications, Inc.	189,150	5,867,433

			10,755,069
Food & Staples Retailing - 3.6%	Wal-Mart Stores, Inc.	189,150	10,516,740
Food Products - 1.9%	Kraft Foods, Inc.	189,150	5,719,896
Hotels, Restaurants & Leisure - 4.3%	McDonald’s Corp.	189,150	12,620,088
Household Products - 4.1%	The Procter & Gamble Co.	189,150	11,967,521
Industrial Conglomerates - 6.6%	3M Co.	189,150	15,807,266
	General Electric Co.	189,150	3,442,530

			19,249,796
Insurance - 3.5%	The Travelers Cos., Inc.	189,150	10,202,751
Machinery - 4.1%	Caterpillar, Inc.	189,150	11,888,077
Media - 2.3%	Walt Disney Co.	189,150	6,603,226
Metals & Mining - 0.9%	Alcoa, Inc.	189,150	2,693,496
Oil, Gas & Consumable Fuels - 9.2%	Chevron Corp.	189,150	14,343,244
	Exxon Mobil Corp.	189,150	12,669,267

			27,012,511
Pharmaceuticals - 7.7%	Johnson & Johnson	189,150	12,332,580
	Merck & Co, Inc.	189,150	7,064,753
	Pfizer, Inc.	189,150	3,243,923

			22,641,256
Semiconductors & Semiconductor	Intel Corp.	189,150	4,210,479
Equipment - 1.4%
Software - 1.9%	Microsoft Corp.	189,150	5,536,421
Specialty Retail - 2.1%	Home Depot, Inc.	189,150	6,119,002
	Total Common Stocks
	(Cost - $304,776,580) - 92.8%		271,721,541

	Short-Term	Maturity	Discount	Face
	Securities	Date	Rate	Amount
Government Bills - 2.7%	U.S. Treasury Bills (c)	5/06/10	0.00%	$ 8,000,000	7,998,912
	Total Short-Term Securities
	(Cost - $7,999,067) - 2.7%				7,998,912
	Total Investments Before Options Written
	(Cost - $312,775,647*) - 95.5%				279,720,453

Dow 30SM Enhanced Premium & Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Number of Contracts	Value
Call Options Written	3M Co., expiring May 2010 at USD 86.808,
	Broker Deutsche Bank AG	1,200	$(78,768)
	AT&T Inc., expiring April 2010 at USD
	27.346, Broker Deutsche Bank AG	1,200	(2,736)
	Alcoa, Inc., expiring April 2010 at USD
	14.018, Broker JPMorgan Chase	1,200	(40,800)
	American Express Co., expiring April 2010
	at USD 40.32, Broker UBS Warburg	1,200	(116,760)
	Boeing Co., expiring April 2010 at USD
	64.777, Broker JPMorgan Chase	1,200	(939,600)
	Caterpillar, Inc., expiring April 2010 at
	USD 59.544, Broker JPMorgan Chase	1,200	(398,400)
	Cisco Systems, Inc., expiring April 2010 at
	USD 27.439, Broker HSBC Securities	1,200	(13,200)
	The Coca-Cola Co., expiring May 2010 at
	USD 56.52, Broker UBS Warburg	1,200	(55,920)
	E.I. du Pont de Nemours & Co., expiring
	April 2010 at USD 34.629, Broker
	JPMorgan Chase	1,200	(313,200)
	Exxon Mobil Corp., expiring April 2010 at
	USD 68.958, Broker
	Deutsche Bank AG	1,200	(52,044)
	General Electric Co., expiring April 2010
	at USD 16.727, Broker
	BNP Paribas	1,200	(176,400)
	Hewlett-Packard Co., expiring May 2010
	at USD 54.857, Broker Deutsche
	Bank AG	1,200	(63,168)
	Intel Corp., expiring May 2010 at USD
	23.02, Broker Deutsche Bank AG	1,200	(45,216)
	International Business Machines Corp.,
	expiring May 2010 at USD 132.63, Broker
	UBS Warburg	1,200	(107,880)
	JPMorgan Chase & Co., expiring May 2010
	at USD 45.92,
	Broker UBS Warburg	1,200	(114,240)
	Johnson & Johnson, expiring May 2010 at
	USD 66.847, Broker
	Deutsche Bank AG	1,200	(36,012)
	Kraft Foods, Inc., expiring May 2010 at
	USD 31.42, Broker UBS Warburg	1,200	(28,080)
	McDonald’s Corp., expiring May 2010 at
	USD 69.26, Broker UBS Warburg	1,200	(41,400)
	Merck & Co, Inc., expiring May 2010 at
	USD 38.79, Broker UBS Warburg	1,200	(57,600)

Dow 30SM Enhanced Premium & Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Number of Contracts	Value
Microsoft Corp., expiring April 2010 at
USD 30.735, Broker Deutsche Bank AG	1,200	$(26,532)
Pfizer, Inc., expiring April 2010 at USD
18.07, Broker UBS Warburg	1,200	(11,880)
The Procter & Gamble Co., expiring April
2010 at USD 66.466, Broker
JPMorgan Chase	1,200	(7,200)
The Travelers Cos., Inc., expiring April
2010 at USD 55.52, Broker
UBS Warburg	1,200	(54,000)
United Technologies Corp., expiring April
2010 at USD 75.28, Broker
UBS Warburg	1,200	(100,800)
Verizon Communications, Inc., expiring
April 2010 at USD 31.909, Broker
Deutsche Bank AG	1,200	(17,004)
Wal-Mart Stores, Inc., expiring April 2010 at USD 57.567, Broker
JPMorgan Chase	1,200	(30,000)
Walt Disney Co., expiring April 2010 at
USD 31.951, Broker
JPMorgan Chase	1,200	(355,200)
Total Options Written
(Premiums Received - $1,989,768) - (1.1%)		(3,284,040)
Total Investments, Net of Options Written
(Net Cost - $310,785,879) - 94.4%		276,436,413
Other Assets Less Liabilities - 5.6%		16,366,447

Net Assets - 100.0%		$ 292,802,860

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$312,834,041

Gross unrealized appreciation	$14,963,365
Gross unrealized depreciation	(48,076,953)

Net unrealized depreciation	$(33,113,588)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Loss	Income
Bank of America Corp.	-	$42,720	$(28,065)	$1,892

(c)	All or a portion of the security held as collateral in connection with option contracts and swap contracts.

Dow 30SM Enhanced Premium & Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Total returns swaps outstanding as of March 31, 2010 were as follows:

Counterparty	Receive Total Return	Pay	Expiration	Notional Amount	Unrealized Appreciation
BNP Paribas	Dow Jones
	Industrial Average Index-	12-month LIBOR rate
	Total Return	with a negotiated spread	June 2010	$38,000,000	$9,744,590

Deutsche Bank AG	Dow Jones
	Industrial Average Index-	12-month LIBOR rate
	Total Return	with a negotiated spread	June 2010	$38,000,000	9,699,149
Total					$19,443,739

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments[1]
	Assets	Assets	Liabilities
Level 1[2]	$271,721,541	-	-
Level 2	7,998,912	$19,443,739	$(3,284,040)
Level 3	-	-	-
Total	$279,720,453	$19,443,739	$(3,284,040)

[1]	Other financial instruments are swaps and options.
[2]	See above Schedule of Investments for values in each industry.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30SM Enhanced Premium & Income Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Dow 30SM Enhanced Premium & Income Fund Inc.

Date: May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Dow 30SM Enhanced Premium & Income Fund Inc.

Date: May 13, 2010

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of Dow 30SM Enhanced Premium & Income Fund Inc.

Date: May 13, 2010